Business Segment Information (Sales and Operating Revenue Attributed to Countries Based on Location of Customers and Long-Lived Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	¥ 7,603,250	¥ 8,105,712	¥ 8,215,880
Property, plant and equipment, net	758,199	820,818
JAPAN
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	2,392,790	2,317,312	2,233,776
Property, plant and equipment, net	580,453	625,143
United States
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,673,768	1,733,759	1,528,097
Property, plant and equipment, net	101,167	99,743
Europe
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,634,683	1,881,329	1,932,941
Property, plant and equipment, net	24,273	31,738
China
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	557,995	540,497	546,697
Property, plant and equipment, net	13,466	19,884
Asia Pacific
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	866,712	959,171	1,052,453
Property, plant and equipment, net	34,575	37,042
Other Areas
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	477,302	673,644	¥ 921,916
Property, plant and equipment, net	¥ 4,265	¥ 7,268